Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
October 31, 2025
EDT-NPRT3-1225
1.950997.112
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 2.3%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	1,066,900	54,221,690
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd (United States)	2,378,800	76,169,176
Imperial Oil Ltd (United States) (a)	1,128,300	99,527,343
Parex Resources Inc (a)	2,668,769	34,136,192
		209,832,711
Materials - 0.5%
Chemicals - 0.5%
Nutrien Ltd (United States) (a)	1,471,300	80,112,285
TOTAL CANADA		344,166,686
FRANCE - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	110,000	77,750,551
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP	1,472,115	5,314,335
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	31,100	32,942,053
NXP Semiconductors NV	216,300	45,232,656

TOTAL NETHERLANDS		78,174,709
UNITED KINGDOM - 3.2%
Consumer Staples - 0.6%
Beverages - 0.4%
Diageo PLC	2,846,700	65,479,097
Tobacco - 0.2%
British American Tobacco PLC ADR	567,200	29,034,967
TOTAL CONSUMER STAPLES		94,514,064

Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC ADR	2,687,254	221,429,730
Utilities - 1.1%
Multi-Utilities - 1.1%
National Grid PLC	10,772,745	161,527,750
TOTAL UNITED KINGDOM		477,471,544
UNITED STATES - 92.1%
Communication Services - 8.0%
Entertainment - 1.3%
Walt Disney Co/The	1,738,200	195,756,084
Interactive Media & Services - 6.0%
Alphabet Inc Class A	2,097,700	589,852,263
Alphabet Inc Class C	759,400	214,014,108
Meta Platforms Inc Class A	134,600	87,267,910
		891,134,281
Media - 0.7%
Comcast Corp Class A	3,552,604	98,886,732
TOTAL COMMUNICATION SERVICES		1,185,777,097

Consumer Discretionary - 7.5%
Broadline Retail - 2.6%
Amazon.com Inc (b)	1,567,500	382,814,850
Diversified Consumer Services - 0.9%
H&R Block Inc	2,636,064	131,117,823
Household Durables - 1.0%
Lennar Corp Class A	261,800	32,402,986
Mohawk Industries Inc (b)	406,200	46,160,568
Taylor Morrison Home Corp (b)	214,500	12,713,415
Toll Brothers Inc	179,400	24,210,030
TopBuild Corp (b)	63,400	26,785,232
		142,272,231
Specialty Retail - 2.8%
Lowe's Cos Inc	494,900	117,850,537
Murphy USA Inc	96,300	34,494,660
Ross Stores Inc	923,300	146,730,836
Ulta Beauty Inc (b)	211,800	110,110,584
		409,186,617
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (b)	279,100	47,597,714
TOTAL CONSUMER DISCRETIONARY		1,112,989,235

Consumer Staples - 8.2%
Beverages - 1.8%
Brown-Forman Corp Class B (a)	2,796,900	76,159,587
Keurig Dr Pepper Inc	7,196,900	195,467,804
		271,627,391
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (b)	372,200	32,850,372
Kroger Co/The	1,983,300	126,197,379
Target Corp	739,500	68,566,440
US Foods Holding Corp (b)	1,653,130	120,050,301
		347,664,492
Food Products - 1.3%
McCormick & Co Inc/MD	1,054,000	67,624,640
Mondelez International Inc	2,106,800	121,056,728
		188,681,368
Household Products - 2.2%
Colgate-Palmolive Co	1,315,300	101,343,865
Procter & Gamble Co/The	1,482,300	222,893,451
		324,237,316
Tobacco - 0.6%
Philip Morris International Inc	578,900	83,552,637
TOTAL CONSUMER STAPLES		1,215,763,204

Energy - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
ConocoPhillips	2,080,500	184,873,230
Exxon Mobil Corp	5,006,200	572,509,032
Shell PLC ADR	3,890,800	291,498,736
		1,048,880,998
Financials - 23.8%
Banks - 10.3%
Bank of America Corp	7,876,900	421,020,306
Cullen/Frost Bankers Inc	148,100	18,237,034
JPMorgan Chase & Co	757,300	235,611,176
M&T Bank Corp	991,844	182,370,356
PNC Financial Services Group Inc/The	1,227,300	224,043,615
US Bancorp	2,988,500	139,503,180
Wells Fargo & Co	3,431,600	298,446,252
		1,519,231,919
Capital Markets - 3.4%
Bank of New York Mellon Corp/The	1,140,700	123,115,751
Blackrock Inc	87,500	94,745,875
Northern Trust Corp	1,566,200	201,522,954
State Street Corp	721,800	83,483,388
		502,867,968
Consumer Finance - 1.2%
Capital One Financial Corp	804,800	177,047,952
Financial Services - 2.1%
Berkshire Hathaway Inc Class B (b)	231,566	110,582,028
PayPal Holdings Inc (b)	1,254,400	86,892,288
Sycamore Partners LLC rights (b)(c)	23,544,600	12,478,638
Visa Inc Class A	278,200	94,793,868
		304,746,822
Insurance - 6.3%
Chubb Ltd	1,022,239	283,098,869
Fidelity National Financial Inc/US	660,300	36,474,972
Hartford Insurance Group Inc/The	823,200	102,224,976
Marsh & McLennan Cos Inc	775,300	138,119,695
Travelers Companies Inc/The	1,088,670	292,438,535
Willis Towers Watson PLC	277,428	86,862,707
		939,219,754
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	3,758,900	79,575,913
TOTAL FINANCIALS		3,522,690,328

Health Care - 8.5%
Biotechnology - 1.1%
Gilead Sciences Inc	1,380,600	165,382,074
Health Care Providers & Services - 2.4%
Cigna Group/The	1,027,207	251,059,663
CVS Health Corp	1,410,500	110,230,575
		361,290,238
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific Inc	403,100	228,714,909
Pharmaceuticals - 3.5%
Elanco Animal Health Inc (b)	3,050,300	67,564,145
GSK PLC ADR	4,636,000	217,242,960
Merck & Co Inc	2,550,300	219,274,794
		504,081,899
TOTAL HEALTH CARE		1,259,469,120

Industrials - 14.7%
Aerospace & Defense - 2.1%
L3Harris Technologies Inc	252,400	72,968,840
Lockheed Martin Corp	198,200	97,490,616
Northrop Grumman Corp	104,300	60,853,835
Textron Inc	988,200	79,856,442
		311,169,733
Air Freight & Logistics - 2.4%
CH Robinson Worldwide Inc	706,300	108,763,137
Expeditors International of Washington Inc	402,200	49,028,180
FedEx Corp	408,000	103,558,560
United Parcel Service Inc Class B	1,006,500	97,046,730
		358,396,607
Building Products - 0.1%
Builders FirstSource Inc (b)	172,900	20,085,793
Electrical Equipment - 1.0%
Emerson Electric Co	535,200	74,697,864
Regal Rexnord Corp	504,300	71,050,827
		145,748,691
Ground Transportation - 2.1%
CSX Corp	3,095,900	111,514,318
Knight-Swift Transportation Holdings Inc	1,442,500	65,085,600
Norfolk Southern Corp	373,000	105,700,740
Werner Enterprises Inc (a)	1,023,600	26,818,320
		309,118,978
Machinery - 4.7%
Allison Transmission Holdings Inc	994,600	82,104,230
Cummins Inc	182,400	79,832,832
Deere & Co	275,200	127,040,576
Dover Corp	468,900	85,086,594
Flowserve Corp	658,900	44,969,925
PACCAR Inc	489,800	48,196,320
Pentair PLC	1,332,900	141,753,915
Westinghouse Air Brake Technologies Corp	466,200	95,309,928
		704,294,320
Professional Services - 1.7%
ExlService Holdings Inc (b)	1,597,400	62,458,340
Leidos Holdings Inc	385,400	73,407,138
Maximus Inc	729,700	60,652,664
SS&C Technologies Holdings Inc	619,500	52,607,940
		249,126,082
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	349,100	86,751,350
TOTAL INDUSTRIALS		2,184,691,554

Information Technology - 8.8%
Communications Equipment - 2.1%
Cisco Systems Inc	4,195,475	306,731,177
IT Services - 2.6%
Accenture PLC Class A	490,500	122,674,050
Amdocs Ltd	1,331,038	112,153,262
Cognizant Technology Solutions Corp Class A	1,046,579	76,274,678
GoDaddy Inc Class A (b)	540,400	71,943,452
		383,045,442
Semiconductors & Semiconductor Equipment - 1.6%
Micron Technology Inc	621,800	139,140,186
QUALCOMM Inc	588,700	106,495,830
		245,636,016
Software - 2.5%
Gen Digital Inc	6,513,928	171,707,142
Salesforce Inc	779,900	203,093,759
		374,800,901
TOTAL INFORMATION TECHNOLOGY		1,310,213,536

Materials - 3.7%
Chemicals - 1.5%
CF Industries Holdings Inc	830,800	69,197,332
Corteva Inc	1,511,900	92,891,136
Mosaic Co/The	1,948,500	53,486,325
		215,574,793
Construction Materials - 0.8%
CRH PLC	1,035,900	123,375,690
Containers & Packaging - 0.6%
Crown Holdings Inc	965,500	93,827,290
Metals & Mining - 0.8%
Newmont Corp	1,384,500	112,102,965
TOTAL MATERIALS		544,880,738

Real Estate - 0.3%
Specialized REITs - 0.3%
Lamar Advertising Co Class A	260,700	30,916,413
Outfront Media Inc	600,270	10,618,776
		41,535,189
Utilities - 1.5%
Electric Utilities - 1.3%
Eversource Energy	1,257,000	92,779,170
PG&E Corp	5,790,700	92,419,572
		185,198,742
Gas Utilities - 0.2%
UGI Corp	1,070,400	35,783,472
TOTAL UTILITIES		220,982,214

TOTAL UNITED STATES		13,647,873,213
TOTAL COMMON STOCKS (Cost $11,796,770,587)		14,630,751,038

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd (Cost $36,194,465)	1,062,380	62,735,171

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.18	106,347,812	106,369,082
Fidelity Securities Lending Cash Central Fund (d)(e)	4.18	68,199,512	68,206,332
TOTAL MONEY MARKET FUNDS (Cost $174,575,414)			174,575,414

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $12,007,540,466)	14,868,061,623
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(30,266,989)
NET ASSETS - 100.0%	14,837,794,634

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $19,832,548.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	212,419,950	2,229,746,147	2,335,797,333	7,084,749	318	-	106,369,082	106,347,812	0.2%
Fidelity Securities Lending Cash Central Fund	58,668,058	1,166,920,878	1,157,382,604	239,400	-	-	68,206,332	68,199,512	0.3%
Total	271,088,008	3,396,667,025	3,493,179,937	7,324,149	318	-	174,575,414

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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